Other income	12 Months Ended
Dec. 31, 2025
Other Income
Other income

5.	Other income

	2025	2024	2023
	S$	S$	S$

Interest income	73,571	1	6,467
Government grants	59,157	63,116	148,893
Exchange gain	-	-	96,964
Reversal of expected credit loss (“ECL”)	-	2,110	-
Sundry income	80	124	2,968

	132,808	65,351	255,292

The government grants were subsidies granted from the Government in Singapore for several schemes. These conditions had been satisfied in current year.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2025, 2024 and 2023

(in Singapore Dollars)